Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Level 3 market values for financial assets (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 106,741
Assets at end of period	107,733
Operating segments [member] | Telecom activities, operating segment [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	101,892
Assets at end of period	104,017
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	198
Gains (losses) taken to other comprehensive income	(28)
Acquisition (sale) of securities	80
Other	(2)
Assets at end of period	€ 247